Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements
Net revenues	$ 3,744,512	$ 3,390,393	$ 2,853,078
Cost of revenues	2,969,430	2,752,795	2,435,890
Gross profit	775,082	637,598	417,188
Operating expenses:
Selling expenses	165,402	156,032	145,367
General and administrative expenses	245,376	230,998	203,789
Research and development expenses	44,193	28,777	17,407
Other operating loss, net	(44,546)	(47,554)	(42,539)
Total operating expenses	410,425	368,253	324,024
Loss from operations	364,657	269,345	93,164
Other income (expenses):
Interest expense	(106,032)	(117,971)	(69,723)
Interest income	11,207	10,477	10,236
Gain (loss) on change in fair value of derivatives	(19,230)	(272)	27,322
Foreign exchange gain (loss)	6,529	(23,449)	25,406
Gain on repurchase of convertible notes			2,782
Investment loss	41,361	(3,607)	(1,532)
Other income (expenses), net:	(66,165)	(134,822)	(5,509)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	298,492	134,523	87,655
Income tax (expense) benefit	(61,969)	(40,951)	(17,976)
Equity in earnings (loss) of unconsolidated investees	5,908	9,411	(4,404)
Net income attributable to Canadian Solar Inc.	237,070	99,572	65,249
Parent Company
Condensed Financial Statements
Net revenues	86,755	35,011	13,748
Cost of revenues	53,926	29,542	9,657
Gross profit	32,829	5,469	4,091
Operating expenses:
Selling expenses	2,518	2,221	3,727
General and administrative expenses	18,970	18,390	17,167
Research and development expenses	795	645	589
Other operating loss, net	77	1,173
Total operating expenses	22,360	22,429	21,483
Loss from operations	10,469	(16,960)	(17,392)
Other income (expenses):
Interest expense	(9,170)	(20,078)	(29,032)
Interest income	32,370	42,191	44,666
Gain (loss) on change in fair value of derivatives	(2,671)	(7,134)	30,988
Foreign exchange gain (loss)	22,255	(18,110)	(3,810)
Gain on repurchase of convertible notes			2,782
Investment loss		(11,944)
Other income (expenses), net:	42,784	(15,075)	45,594
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	53,253	(32,035)	28,202
Income tax (expense) benefit	(12,133)	1,686	(6,599)
Equity in earnings of subsidiaries	195,950	130,048	43,596
Equity in earnings (loss) of unconsolidated investees		(127)	50
Net income attributable to Canadian Solar Inc.	$ 237,070	$ 99,572	$ 65,249